[LAUDUS FUNDS(TM) LOGO]

PROSPECTUS
JULY 31, 2004, AS AMENDED MAY 20, 2005

COMMAND PERFORMANCE(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
LAUDUS ROSENBERG U.S. DISCOVERY FUND
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

LAUDUS ROSENBERG LONG/SHORT EQUITY FUNDS
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

ADVISER
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

SUBADVISER
AXA ROSENBERG INVESTMENT MANAGEMENT LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME. PLEASE SEE THE INSIDE BACK COVER OF THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.

SHAREHOLDER SERVICES
1.866.452.8387 INSTITUTIONAL SHARES
1.866.452.8387 REGISTERED INVESTMENT PROFESSIONALS
1.800.447.3332 INVESTOR AND ADVISER SHARES

www.laudusfunds.com

                               TABLE OF CONTENTS

                                                                             PAGE
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
SUMMARY OF PRINCIPAL RISKS                                                     2

LAUDUS ROSENBERG FUNDS

  U.S. LARGE CAPITALIZATION FUND                                               3
  U.S. LARGE CAPITALIZATION GROWTH FUND (FORMERLY ENHANCED 500)                5
  U.S. LARGE CAPITALIZATION VALUE FUND                                         7
  U.S. DISCOVERY FUND                                                          8
  U.S. SMALL CAPITALIZATION FUND                                              10
  INTERNATIONAL EQUITY FUND                                                   12
  INTERNATIONAL SMALL CAPITALIZATION FUND                                     15
  U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND                        18
  U.S. LONG/SHORT EQUITY FUND                                                 21
  GLOBAL LONG/SHORT EQUITY FUND                                               23
  VALUE LONG/SHORT EQUITY FUND                                                27

FEES AND EXPENSES                                                             30

PRINCIPAL RISKS                                                               33

PERFORMANCE INFORMATION FOR THE SUBADVISER'S OTHER LARGE
CAPITALIZATION ACCOUNTS                                                       36

PERFORMANCE INFORMATION FOR THE SUBADVISER'S OTHER SMALL/MID
CAPITALIZATION ACCOUNTS                                                       38

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                39

MANAGEMENT OF THE FUNDS                                                       41

MULTIPLE CLASSES                                                              44

PURCHASING SHARES                                                             45

INDIVIDUAL RETIREMENT ACCOUNTS                                                47

REDEEMING SHARES                                                              47

EXCHANGING AND CONVERTING SHARES                                              49

HOW THE TRUST PRICES SHARES OF THE FUNDS                                      49

DISTRIBUTIONS                                                                 50

TAXES                                                                         50

INFORMATION ABOUT PORTFOLIO HOLDINGS                                          51

OTHER INFORMATION                                                             51

FINANCIAL HIGHLIGHTS                                                          51

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                         AND SUMMARY OF PRINCIPAL RISKS

The following is a description of the investment objectives and principal investment strategies of the:

   -  Laudus Rosenberg U.S. Large Capitalization Fund
   -  Laudus Rosenberg U.S. Large Capitalization Growth Fund
   -  Laudus Rosenberg U.S. Large Capitalization Value Fund
   -  Laudus Rosenberg U.S. Discovery Fund
   -  Laudus Rosenberg U.S. Small Capitalization Fund
   -  Laudus Rosenberg International Equity Fund
   -  Laudus Rosenberg International Small Capitalization Fund
   -  Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
   -  Laudus Rosenberg U.S. Long/Short Equity Fund
   -  Laudus Rosenberg Global Long/Short Equity Fund and
   -  Laudus Rosenberg Value Long/Short Equity Fund

(each a "Fund" and, collectively, the "Funds"). Each of the Funds is a series of Laudus Trust (the "Trust"), an open-end management investment company offering multiple portfolios with different investment objectives and strategies. Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval. The Funds are advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as subadviser to the Funds.

This section also contains a summary of each Fund's principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 33. Please be sure to read this additional information BEFORE you invest.

                 LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The Fund seeks a total return (capital appreciation and current income) greater than that of the Russell 1000(R) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a core or blend style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Index, which, as of June 30, 2004, included companies with market capitalizations between $1.36 billion and $342 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The Fund favors stocks that appear attractive from the perspective of these two models while targeting a risk and industry profile that is similar to its Russell 1000(R) Index benchmark. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page 36.

[CHART]

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         2003                 25.40%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 1.89%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.49%, for the quarter ended 6/30/03, and its lowest quarterly return was -2.47%, for the quarter ended 3/31/03.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                              SINCE               SINCE
                                                                                            INCEPTION           INCEPTION
                                                                                        OF INSTITUTIONAL      OF INVESTOR
                                                                        PAST ONE             SHARES              SHARES
                                                                          YEAR              (6/19/02)           (7/31/02)
                                                                        --------        ----------------    ----------------
Institutional Shares*
  Return Before Taxes                                                    25.40%               4.51%                 --
  Return After Taxes on Distributions                                    25.33%               4.34%                 --
  Return After Taxes on Distributions and Sale of Fund Shares            16.59%               3.75%                 --
Investor Shares                                                          25.12%                 --               13.74%
Russell 1000(R) Index**                                                  29.89%               8.38%              17.76%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Index measures the performance of the 1000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
                            (FORMERLY ENHANCED 500)

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return (capital appreciation and current income) of the Russell 1000(R) Growth Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in U.S. markets ("U.S. Large Capitalization Companies") and will generally exhibit a "growth" style of investing. In selecting securities for the Fund, AXA Rosenberg will seek to match the capitalization profile of the Russell 1000(R) Growth Index, which, as of June 30, 2004, included companies with market capitalizations between $1.36 billion and $342 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The Fund favors stocks that appear attractive from the perspective of these two models while targeting a risk and industry profile that is similar to its Russell 1000(R) Growth Index benchmark. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         2001                 -10.13%
                         2002                 -18.94%
                         2003                  26.22%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 2.86%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.12%, for the quarter ended 6/30/03, and its lowest quarterly return was -15.97%, for the quarter ended 9/30/02.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of its current and former benchmark, each a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                              SINCE
                                                                                            PAST ONE        INCEPTION
                                                                                              YEAR           (6/7/00)
                                                                                            --------        ---------
Institutional Shares*
  Return Before Taxes                                                                        26.22%           -6.30%
  Return After Taxes on Distributions                                                        26.07%           -6.55%
  Return After Taxes on Distributions and Sale of Fund Shares                                17.24%           -5.42%
Investor Shares**                                                                            25.62%           -6.77%
Russell 1000(R) Growth Index+                                                                29.75%          -14.77%
S&P 500 Index++                                                                              28.70%           -6.14%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Returns shown for Investor Shares prior to the inception of Investor Shares on 8/15/03 are those of the Institutional Shares, adjusted for the higher fees and expenses of Investor Shares.
  + Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Growth Index is the Fund's benchmark and is an unmanaged, weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
 ++ The Fund previously compared its returns to the S&P 500 Index, an unmanaged, weighted index measuring large-cap U.S. stock market performance that includes a representative sample of leading companies in leading industries. As a result of a change in the Fund's investment policies, the Fund has changed the broad-based index against which its performance is compared to the Russell 1000(R) Growth Index in order to more accurately reflect the Fund's current investment policies.

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation through investing in large capitalization value stocks.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a value style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Value Index, which, as of June 30, 2004, included companies with market capitalizations between $1.36 billion and $342 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

This Fund commenced operations 5/2/05. Accordingly, the Fund does not have performance information because it was not yet operational as of 3/31/04.

                      LAUDUS ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE

The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2500(TM) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States ("U.S. Small/Mid Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2500(TM) Index, which, as of June 30, 2004, included companies with market capitalizations between $117 million and $3.1 billion. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include the market capitalization of the largest company in the Russell 2500(TM) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small/Mid Capitalization Companies.

The Russell 2500(TM) Index consists of the smallest 2500 companies in the Russell 3000(R) Index, and represents approximately 17% of the Russell 3000(R) Index's total market capitalization. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may, from time to time, produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information for accounts advised by AXA Rosenberg that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page 38.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         2002                 -3.95%
                         2003                 41.41%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 7.07%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.32%, for the quarter ended 6/30/03, and its lowest quarterly return was -13.22%, for the quarter ended 9/30/02.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                          SINCE              SINCE
                                                                                        INCEPTION          INCEPTION
                                                                                     OF INSTITUTIONAL     OF INVESTOR
                                                                        PAST ONE         SHARES              SHARES
                                                                          YEAR          (9/4/01)           (10/3/01)
                                                                        --------     ----------------     -----------
Institutional Shares*
  Return Before Taxes                                                    41.41%           15.37%               --
  Return After Taxes on Distributions                                    41.06%           15.17%               --
  Return After Taxes on Distributions and Sale of Fund Shares            27.15%           13.15%               --
Investor Shares                                                          40.95%              --             18.92%
Russell 2500(TM) Index**                                                 45.51%           10.18%            16.32%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. The Russell 2500(TM) Index measures the performance of the smallest 2500 securities in, and represents approximately 17% of the total market capitalization of, the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.)

                LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2000(R) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States ("U.S. Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2000(R) Index, which as of June 30, 2004, included companies with market capitalizations between $117 million and $1.2 billion. The definition of U.S. Small Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2000(R) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small Capitalization Companies.

The Russell 2000(R) Index consists of the smallest 2000 companies in the Russell 3000(R) Index, and represents approximately 8% of the Russell 3000(R) Index's total market capitalization. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

FUNDAMENTAL POLICY. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 65% of the Fund's total assets will be invested in U.S. Small Capitalization Companies.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with relatively small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1994                  5.41%
                         1995                 38.18%
                         1996                 26.53%
                         1997                 30.63%
                         1998                 -4.03%
                         1999                 15.00%
                         2000                  5.19%
                         2001                 10.73%
                         2002                 -5.47%
                         2003                 40.51%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 8.36%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.26%, for the quarter ended 6/30/03, and its lowest quarterly return was -17.82%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                          SINCE          SINCE
                                                                                                        INCEPTION      INCEPTION
                                                                                                       OF INVESTOR    OF ADVISER
                                                           PAST ONE       PAST FIVE       PAST 10        SHARES         SHARES
                                                             YEAR           YEARS          YEARS       (10/22/96)      (1/21/97)
                                                          -----------    -----------    -----------    -----------    -----------
Institutional Shares*
  Return Before Taxes                                        40.51%         12.21%         15.18%            --             --
  Return After Taxes on Distributions                        40.12%         11.54%         11.94%            --             --
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                   26.84%         10.40%         11.22%            --             --
Investor Shares                                              40.01%         11.92%            --          12.65%            --
Adviser Shares                                               40.08%         11.95%            --             --          11.59%
Russell 2000(R) Index**                                      47.25%          7.13%          9.47%          8.41%          7.44%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index measures the performance of the smallest 2000 securities in, and represents approximately 8% of the total market capitalization of, the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.)

                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks a total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index"). In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the equity securities of large foreign companies. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the MSCI-EAFE Index which, as of June 30, 2004, included companies with market capitalizations between $68 million and $195 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (including for this purpose any borrowings for investment purposes) in securities of large foreign companies. Although the Fund invests primarily in securities of the companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income.

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Fund will typically invest in approximately 21 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         2001                 -19.98%
                         2002                 -11.96%
                         2003                  36.30%


----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 4.84%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.71%, for the quarter ended 6/30/03, and its lowest quarterly return was -19.83%, for the quarter ended 9/30/02.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                             SINCE               SINCE
                                                                                           INCEPTION           INCEPTION
                                                                                        OF INSTITUTIONAL      OF INVESTOR
                                                                        PAST ONE             SHARES             SHARES
                                                                          YEAR              (6/7/00)           (12/5/00)
                                                                       ----------       ----------------      -----------
Institutional Shares*
  Return Before Taxes                                                    36.30%              -3.92%                 --
  Return After Taxes on Distributions                                    36.08%              -4.62%                 --
  Return After Taxes on Distributions and Sale of Fund Shares            23.87%              -3.73%                 --
Investor Shares                                                          36.16%                 --               -1.44%
MSCI-EAFE Index**                                                        39.17%              -5.47%              -2.35%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI-EAFE) Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada.

            LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The Fund seeks a return (capital appreciation and current income) greater than that of the S&P/Citigroup World ex-U.S. Extended Market Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P/Citigroup World ex-U.S. Extended Market Index which, as of June 30, 2004, included companies with market capitalizations between $1 million and $15 billion.* The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in the S&P/Citigroup World ex-U.S. Extended Market Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of International Small Capitalization Companies.

Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income. Investments in securities of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately 21 different countries across three regions: Europe, the Pacific and North America (excluding the United States). Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

----------
  * The S&P/Citigroup World ex-U.S. Extended Market Index includes 25 developed countries: Australia, Austria, Belgium/Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Slovenia, South Korea, Spain, Sweden, Switzerland and the United Kingdom.

SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1997                 -11.73%
                         1998                   4.12%
                         1999                  24.67%
                         2000                   5.11%
                         2001                 -18.41%
                         2002                   3.78%
                         2003                  57.22%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 11.04%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.72%, for the quarter ended 6/30/03 and its lowest quarterly return was -18.39%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                                   SINCE             SINCE
                                                                                                 INCEPTION         INCEPTION
                                                                                              OF INSTITUTIONAL    OF INVESTOR
                                                                    PAST ONE     PAST FIVE        SHARES            SHARES
                                                                      YEAR         YEARS         (9/23/96)        (10/29/96)
                                                                    ---------    ---------    ----------------    -----------
Institutional Shares*
  Return Before Taxes                                                 32.04%       13.06%           9.54%              --
  Return After Taxes on Distributions                                 30.69%       11.30%           8.22%              --
  Return After Taxes on Distributions and Sale of Fund Shares         21.36%       10.21%           7.48%              --
Investor Shares                                                       31.74%       12.75%             --             9.30%
S&P/Citigroup World ex-U.S. Extended Market Index**                   28.74%        6.76%           7.13%            7.15%
Nomura Global Small Cap World ex-U.S. Index***                        32.06%       10.18%           6.65%            6.76%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. The S&P/Citigroup World ex-U.S. Extended Market Index is the benchmark for the Laudus Rosenberg International Small Capitalization Fund. It is a global equity index of non-U.S. small- and mid-cap companies. The Index includes 25 developed countries: Austria, Australia, Belgium/Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Slovenia, South Korea, Spain, Sweden, Switzerland, and the United Kingdom.
*** Prior to May 2, 2005, the benchmark for the Fund was the Nomura Global Small Cap World ex-U.S. Index. The change in the Fund's benchmark was made to enhance the Fund's ability to implement its investment strategy of investing in International Small Capitalization Companies.

                 LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
                             LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its investment objective by taking long positions in large and mid capitalization stocks principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. large and mid capitalization equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by AXA Rosenberg's stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1999                  7.58%
                         2000                 -9.74%
                         2001                 11.18%
                         2002                 15.78%
                         2003                 -7.24%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was -0.57%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.02%, for the quarter ended 9/30/01, and its lowest quarterly return was -9.01%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                               SINCE              SINCE
                                                                                             INCEPTION          INCEPTION
                                                                                          OF INSTITUTIONAL     OF INVESTOR
                                                                PAST ONE     PAST FIVE         SHARES             SHARES
                                                                  YEAR         YEARS         (10/19/98)         (11/11/98)
                                                                ---------    ---------    ----------------     -----------
Institutional Shares*
  Return Before Taxes                                             -7.24%       3.00%           4.19%              --
  Return After Taxes on Distributions                             -7.24%       1.75%           2.92%              --
  Return After Taxes on Distributions and Sale of Fund Shares     -4.70%       1.75%           2.77%              --
Investor Shares                                                   -7.52%       2.70%             --             3.86%
3-Month U.S. Treasury Bills**                                      1.03%       3.34%           3.38%***         3.37%****

----------
   * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
 ***  This information is provided as of 10/22/98.
****  This information is provided as of 11/12/98.

                  LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund also seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. This includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Of course, other factors, such as the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

Although, as noted above, AXA Rosenberg's stock selection models may produce a value style of investment, AXA Rosenberg attempts to moderate the Fund's value orientation and the effects on its performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. AXA Rosenberg attempts to limit further the risks associated with value/growth cycles by maintaining approximately equal dollar amounts of value securities in the Fund's long and short portfolios. For example, if the Fund holds 60% of the value of its long positions in value stocks, then, to the extent reasonably practicable, it will also hold approximately 60% of the value of its short positions in value stocks. This technique, in combination with the optimizer, is intended to significantly reduce, if not eliminate, the Fund's value orientation.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. In order to moderate the Fund's value orientation, AXA Rosenberg attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. equity markets than is intended because AXA Rosenberg's style moderation policy does not provide perfect control over the extent of the Fund's value orientation.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

This Fund does not have performance information because it is not yet operational.

                 LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that AXA Rosenberg has identified as undervalued and short positions in stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world from time to time. The Fund's global portfolio is constructed by combining various underlying regionally-focused long/short strategies, including strategies that focus on the U.S., Europe and Japan regions. However, the Fund typically invests only in securities identified by AXA Rosenberg's stock selection models as being overvalued or undervalued and, accordingly, the Fund may emphasize U.S. or only certain foreign markets at any particular time.

The Fund's portfolio also reflects a combination of underlying long/short strategies that are focused on issuers in particular capitalization ranges or focus on a particular investing style--a value long/short strategy, a large/mid capitalization long/short strategy and a growth long/short strategy. The value long/short strategy, like the Laudus Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid-capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The large/mid capitalization long/short strategy, like the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid-capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The growth long/short strategy takes long positions in growth stocks AXA Rosenberg has identified as undervalued and short positions in growth stocks it has identified as overvalued.

When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect on its performance of general stock market movements in each geographical region within which it invests.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by AXA Rosenberg's stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the Fund's portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models may produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         2001                  3.92%
                         2002                 22.39%
                         2003                 -3.80%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was -0.72.%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.90%, for the quarter ended 9/30/01, and its lowest quarterly return was -11.77%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                      SINCE              SINCE
                                                                                    INCEPTION          INCEPTION
                                                                                 OF INSTITUTIONAL     OF INVESTOR
                                                                    PAST ONE         SHARES             SHARES
                                                                      YEAR          (9/29/00)          (8/23/01)
                                                                    --------     ----------------     -----------
Institutional Shares*
  Return Before Taxes                                                -3.80%           5.46%                --
  Return After Taxes on Distributions                                -3.80%           4.65%                --
  Return After Taxes on Distributions and Sale of Fund Shares        -2.47%           4.14%                --
Investor Shares                                                      -4.16%             --               5.40%
3-Month U.S. Treasury Bills**                                         1.03%           2.34%***           1.46%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
***  This information is provided as of 9/30/00.

                 LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in the Fund's long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing (by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors) using two stock selection models to evaluate the relative attractiveness of the stocks in its universe:
(1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. AXA Rosenberg attempts to moderate, although by no means eliminate, this value orientation by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.

The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund is likely to reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISK. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Fund may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover will result in increased transaction costs, which in turn will reduce the Fund's return. A high portfolio turnover rate will also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 33.

PERFORMANCE INFORMATION

The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+

This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1998                  -0.71%
                         1999                 -11.41%
                         2000                  -3.61%
                         2001                  11.58%
                         2002                  28.31%
                         2003                  -6.26%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 1.03%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 25.13%, for the quarter ended 9/30/01, and its lowest quarterly return was -12.12%, for the quarter ended 12/31/01.

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                                                                                   SINCE             SINCE
                                                                                                 INCEPTION         INCEPTION
                                                                                              OF INSTITUTIONAL    OF INVESTOR
                                                                    PAST ONE     PAST FIVE         SHARES           SHARES
                                                                      YEAR         YEARS         (12/16/97)       (12/18/97)
                                                                    ---------   -----------   ----------------    -----------
Institutional Shares*
  Return Before Taxes                                                 -6.26%       2.76%          2.11%                --
  Return After Taxes on Distributions                                 -6.26%       1.76%          1.10%                --
  Return After Taxes on Distributions and Sale of Fund Shares         -4.07%       1.68%          1.13%                --
Investor Shares                                                       -6.57%       2.45%            --               1.78%
3-Month U.S. Treasury Bills**                                          1.03%       3.34%          3.60%***           3.60%

----------
  * After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 ** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.
***  This information is provided as of 12/18/97.

                                FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

                                                                                    INSTITUTIONAL     INVESTOR       ADVISER
                                                                                   ---------------   -----------   -----------
SHAREHOLDER FEES (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases                                         N/A             N/A           N/A
Maximum Deferred Sales Charge (Load)                                                     N/A             N/A           N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                              N/A             N/A           N/A
Redemption Fee (charged only to shares redeemed within 30 days of purchase)(a)          2.00%           2.00%         2.00%
Exchange Fee                                                                             N/A             N/A           N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR      ADVISER
                                                                    -------------    ----------    ----------
Management Fees                                                         0.90%           0.90%         0.90%
Distribution and Shareholder Service (12b-1)
 Fees                                                                   None            0.25%         None
Other Expenses
  Service Fee                                                           None            None          0.25%
  Remainder of Other Expenses                                           0.21%           0.30%         0.22%
                                                                    -------------    ----------    ----------
Total                                                                   0.21%           0.30%         0.47%
                                                                    -------------    ----------    ----------
Total Annual Fund Operating Expenses(b)                                 1.11%           1.45%         1.37%
                                                                    =============    ==========    ==========

                                     EXAMPLE

                              AFTER        AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    113(b)   $    353(b)   $    612   $  1,352
Investor                    $    148(b)   $    459(b)   $    792   $  1,735
Adviser                     $    139(b)   $    434(b)   $    750   $  1,646

----------
 (a) The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redeeming Shares." The Fund charges no other redemption fees.
 (b) Pursuant to CSIM's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Institutional, Investor and Adviser Classes when the operating expenses reach 1.14%, 1.48% and 1.39%, respectively (exclusive of nonrecurring account fees, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. CSIM may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to CSIM to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION, U.S. LARGE CAPITALIZATION GROWTH, U.S. LARGE CAPITALIZATION VALUE, U.S. DISCOVERY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAPITALIZATION, U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY, U.S. LONG/SHORT EQUITY, GLOBAL LONG/SHORT EQUITY, AND VALUE LONG/SHORT EQUITY FUNDS

                                                                                    INSTITUTIONAL     INVESTOR
                                                                                   ---------------   -----------
SHAREHOLDER FEES (paid directly from your investment):
Maximum Sales Charge                                                                      N/A            N/A
Maximum Sales Charge (Load) Imposed on Purchases                                          N/A            N/A
Maximum Deferred Sales Charge (Load)                                                      N/A            N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A            N/A
Redemption Fee (charged only to shares redeemed within 30 days of purchase)(a)           2.00%          2.00%
Exchange Fee                                                                              N/A            N/A

Please refer to footnotes on page 32.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
Management Fees                                                          0.75%          0.75%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses                                                           0.72%          0.51%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     1.47%          1.51%
Fee Waiver and/or Expense Reimbursement(b)                              (0.48%)        (0.27%)
                                                                    -------------    ----------
Net Expenses                                                             0.99%          1.24%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    101(b)   $    315(b)   $    658   $  1,626
Investor                    $    126(b)   $    393(b)   $    743   $  1,728

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
GROWTH FUND
Management Fees                                                              0.75%         0.75%
Distribution and Shareholder Service (12b-1) Fees                            None          0.25%
Other Expenses                                                               1.84%         1.72%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                         2.59%         2.72%
Fee Waiver and/or Expense Reimbursement(b)                                  (1.60%)       (1.33%)
                                                                    -------------    ----------
Net Expenses                                                                 0.99%         1.39%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    101(b)   $    315(b)   $    912   $  2,535
Investor                    $    142(b)   $    440(b)   $  1,059   $  2,734

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
VALUE FUND
Management Fees                                                          0.75%          0.75%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses(c)                                                        4.05%          4.20%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     4.80%          5.20%
Fee Waiver and/or Expense Reimbursement(b)                              (3.81%)        (3.81%)
                                                                    -------------    ----------
Net Expenses(d)                                                          0.99%          1.39%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER
                             1 YEAR       3 YEARS
                            --------      --------
Institutional               $    101(b)   $    315(b)
Investor                    $    142(b)   $    440(b)

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. DISCOVERY FUND
Management Fees                                                          0.90%          0.90%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses                                                           0.56%          0.48%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     1.46%          1.63%
Fee Waiver and/or Expense Reimbursement(b)                              (0.32%)        (0.24%)
                                                                    -------------    ----------
Net Expenses                                                             1.14%          1.39%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    116(b)   $    362(b)   $    701   $  1,659
Investor                    $    142(b)   $    440(b)   $    815   $  1,869

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
Management Fees                                                          0.85%          0.85%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses                                                           3.47%          3.36%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     4.32%          4.46%
Fee Waiver and/or Expense Reimbursement(b)                              (2.98%)        (2.87%)
                                                                    -------------    ----------
Net Expenses                                                             1.34%          1.59%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    136(b)   $    425(b)   $  1,393   $  3,874
Investor                    $    162(b)   $    502(b)   $  1,494   $  4,020

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG INTERNATIONAL SMALL
CAPITALIZATION FUND
Management Fees                                                          1.00%          1.00%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses                                                           0.94%          0.93%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     1.94%          2.18%
Fee Waiver and/or Expense Reimbursement(b)                              (0.45%)        (0.44%)
                                                                    -------------    ----------
Net Expenses                                                             1.49%          1.74%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    152(b)   $    471(b)   $    915   $  2,148
Investor                    $    177(b)   $    548(b)   $  1,042   $  2,403

Please refer to footnotes on page 32.

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
LONG/SHORT EQUITY FUND
Management Fees                                                          1.00%          1.00%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses
  Dividend Expenses on Securities Sold Short                             1.57%          1.57%
  Remainder of Other Expenses                                            0.65%          0.69%
                                                                    -------------    ----------
Total                                                                    2.22%          2.26%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     3.22%          3.51%
Fee Waiver and/or Expense Reimbursement(b)                              (0.41%)        (0.40%)
                                                                    -------------    ----------
Net Expenses                                                             2.81%          3.11%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    284(b)   $    871(b)   $  1,571   $  3,431
Investor                    $    314(b)   $    960(b)   $  1,713   $  3,698

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG U.S. LONG/SHORT EQUITY FUND
Management Fees                                                          1.25%          1.25%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses(c)                                                        1.00%          1.15%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     2.25%          2.65%
Fee Waiver and/or Expense Reimbursement(b)                              (0.76%)        (0.76%)
                                                                    -------------    ----------
Net Expenses                                                             1.49%          1.89%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER
                             1 YEAR       3 YEARS
                            --------      --------
Institutional               $    152(b)   $    471(b)
Investor                    $    192(b)   $    594(b)

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
Management Fees                                                          1.50%          1.50%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses
  Dividend Expenses on Securities Sold Short                             0.97%          0.97%
  Remainder of Other Expenses                                            1.10%          1.17%
                                                                    -------------    ----------
Total                                                                    2.07%          2.14%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     3.57%          3.89%
Fee Waiver and/or Expense Reimbursement(b)                              (0.61%)        (0.59%)
                                                                    -------------    ----------
Net Expenses                                                             2.96%          3.30%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    299(b)   $    915(b)   $  1,685   $  3,707
Investor                    $    333(b)   $  1,015(b)   $  1,843   $  3,993

                               OPERATING EXPENSES

                                                                    INSTITUTIONAL     INVESTOR
                                                                    -------------    ----------
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
Management Fees                                                          1.50%          1.50%
Distribution and Shareholder Service (12b-1) Fees                        None           0.25%
Other Expenses
  Dividend Expenses on Securities Sold Short                             1.02%          1.01%
  Remainder of Other Expenses                                            0.36%          0.42%
                                                                    -------------    ----------
Total                                                                    1.38%          1.43%
                                                                    -------------    ----------
Total Annual Fund Operating Expenses                                     2.88%          3.18%
Fee Waiver and/or Expense Reimbursement(b)                              (0.12%)        (0.13%)
                                                                    -------------    ----------
Net Expenses                                                             2.76%          3.05%
                                                                    =============    ==========

                                     EXAMPLE

                             AFTER         AFTER         AFTER      AFTER
                             1 YEAR       3 YEARS       5 YEARS    10 YEARS
                            --------      --------      --------   --------
Institutional               $    279(b)   $    856(b)   $  1,485   $  3,177
Investor                    $    308(b)   $    942(b)   $  1,628   $  3,456

----------
 (a) The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the relevant Fund. See "Redeeming Shares." The Funds charge no other redemption fees.
 (b) Reflects CSIM's contractual undertaking in the Expense Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. CSIM may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by a Fund to CSIM to the extent that the repayment will not cause such Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.
 (c) Because the Laudus Rosenberg U.S. Large Capitalization Value and U.S. Long/Short Equity Funds are new funds (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.
 (d) In addition to the Adviser's contractual undertaking to waive and bear certain of the Laudus Rosenberg U.S. Large Capitalization Value Fund's expenses, as discussed above, the Adviser has voluntarily agreed to waive its management fee and pay the Laudus Rosenberg U.S. Large Capitalization Value Fund's ordinary expenses, excluding distribution and shareholder service fees and subtransfer agency fees, through at least October, 2005. The Adviser may change or eliminate all or part of this voluntary waiver at any time.

                                 PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

PRINCIPAL RISKS BY FUND

                                               SMALL                                                      RISK OF
                                               AND/OR           RISK                                    INVESTMENTS
                                    FOREIGN   MID-SIZE            OF                                    IN EXCHANGE- TEMPORARY
                        INVESTMENT INVESTMENT COMPANY  CURRENCY SHORT PORTFOLIO MANAGEMENT MARKET STYLE    TRADED    DEFENSIVE
                           RISK       RISK     RISK      RISK   SALES TURNOVER     RISK     RISK  RISK     FUNDS     POSITIONS
                        ---------- ---------- -------- -------- ----- --------- ---------- ------ ----- ------------ ---------
Laudus Rosenberg U.S.
  Large Capitalization
  Fund                      X                                                        X                                   X
Laudus Rosenberg U.S.
  Large Capitalization
  Growth Fund               X                                                        X                                   X
Laudus Rosenberg U.S.
  Large Capitalization
  Value Fund                X                                                        X                                   X
Laudus Rosenberg U.S.
  Discovery Fund            X                     X                                  X                                   X
Laudus Rosenberg U.S.
  Small Capitalization
  Fund                      X                     X                                  X                                   X
Laudus Rosenberg
  International Equity
  Fund                      X          X                   X                         X                                   X
Laudus Rosenberg
  International Small
  Capitalization Fund       X          X          X        X                         X                                   X
Laudus Rosenberg U.S.
  Large/Mid
  Capitalization Long/
  Short Equity Fund         X                                     X       X          X        X     X         X          X
Laudus Rosenberg U.S.
  Long/Short Equity
  Fund                      X                     X               X       X          X        X     X         X          X
Laudus Rosenberg
  Global Long/Short
  Equity Fund               X          X          X        X      X       X          X        X     X         X          X
Laudus Rosenberg Value
  Long/Short Equity
  Fund                      X                     X               X       X          X        X     X         X          X

INVESTMENT RISK. An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund (collectively, the "Long/Short Funds") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds. This risk is significant for all Funds.

FOREIGN (INCLUDING EUROPEAN) INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges) and will generally be greater for investments in less developed countries. A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of the securities of companies with larger market capitalizations, or the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. This risk is particularly significant for the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg U.S. Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

CURRENCY RISK. Investments in securities denominated in and/or receiving revenues in foreign currencies (including the euro) are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause one or more of the Long/Short Funds to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security at a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender (which cannot fall below zero). By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and that price may rise indefinitely. Short sales also involve other costs. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, costs and expenses it is required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until a Long/Short Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, a Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. No Long/Short Fund will make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. Each of the Funds is actively managed and, in some cases, a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed. The risk is significant for all Funds.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

Each Long/Short Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, increase in value more than the securities underlying the Fund's short positions. Management risk is heightened for those Funds because AXA Rosenberg could make poor stock selections for both the long and the short portfolios. Also, AXA Rosenberg may fail to construct a portfolio for a Long/Short Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the Laudus Rosenberg Value Long/Short Equity Fund), specific capitalization ranges and certain other risk factors.

MARKET RISK. Although each of the Long/Short Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct for any given Long/Short Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

STYLE RISK. For the Long/Short Funds, this is the risk that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio. For the Laudus Rosenberg U.S. Long/Short Equity Fund, this is the risk that although it attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios, the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. markets than is intended because AXA Rosenberg does not have perfect control over the extent of the Fund's value orientation.

RISK OF INVESTMENTS IN EXCHANGE-TRADED FUNDS. The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

TEMPORARY DEFENSIVE POSITIONS. During unusual market conditions, the Funds may invest in taxable money market securities as a temporary defensive measure. When a Fund engages in such activities, it may not achieve its investment goal.

                  PERFORMANCE INFORMATION FOR THE SUBADVISER'S
                       OTHER LARGE CAPITALIZATION ACCOUNTS

AXA Rosenberg also serves as adviser to other large capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Laudus Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the annualized net expenses of the Laudus Rosenberg U.S. Large Capitalization Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Large Capitalization Accounts have been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the Laudus Rosenberg U.S. Large Capitalization Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

The bar chart and table below show:

   - CHANGES IN THE OTHER LARGE CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LAST TEN CALENDAR YEARS; AND
   - HOW THE OTHER LARGE CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND TEN YEARS COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

 YEARLY PERFORMANCE (%)--OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES
                   AND NET EXPENSES OF INSTITUTIONAL SHARES+)

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1994                   1.37%
                         1995                  35.31%
                         1996                  22.76%
                         1997                  28.97%
                         1998                  30.24%
                         1999                  23.18%
                         2000                 -11.25%
                         2001                  -5.11%
                         2002                 -15.31%
                         2003                  24.58%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Other Large Capitalization Accounts was 1.88% (based on the fees and net expenses of Institutional Shares).

During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was 26.66%, for the quarter ended 12/31/98, and their lowest quarterly return was -15.00%, for the quarter ended 9/30/02.

PERFORMANCE TABLE

This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)*

                                                                                                  PAST ONE   PAST FIVE   PAST TEN
                                                                                                    YEAR       YEARS      YEARS
                                                                                                  ---------  ---------  ---------
Other Large Capitalization Accounts (adjusted for the fees and expenses of Institutional Shares)      24.58%      1.82%     11.96%
Other Large Capitalization Accounts (adjusted for the fees and expenses of Investor Shares)           24.28%      1.57%     11.69%
Russell 1000(R) Index**                                                                               29.89%     -0.13%     11.00%

----------
 * All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Index measures the performance of the 1000 largest securities in the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.) The Russell 1000(R) Index represents approximately 92% of the Russell 3000(R) Index total market capitalization.

There have been two modifications to AXA Rosenberg's large capitalization accounts strategy in the past ten years. First, AXA Rosenberg's predecessor incorporated its Investor Sentiment Model into its large capitalization strategy in April 1993. The second enhancement to AXA Rosenberg's large capitalization strategy occurred in October 1998 when its predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite these enhancements to AXA Rosenberg's large capitalization strategy, the Laudus Rosenberg U.S. Large Capitalization Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Large Capitalization Accounts.

                          PERFORMANCE INFORMATION FOR
            THE SUBADVISER'S OTHER SMALL/MID CAPITALIZATION ACCOUNTS

AXA Rosenberg also serves as adviser to Other Small/Mid Capitalization Accounts (the "Other Small/Mid Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Discovery Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG U.S. DISCOVERY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Laudus Rosenberg U.S. Discovery Fund may vary from the performance of the Other Small/Mid Capitalization Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Laudus Rosenberg U.S. Discovery Fund and has been adjusted to give effect to the annualized net expenses of the Laudus Rosenberg U.S. Discovery Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Small/Mid Capitalization Accounts have been registered under the 1940 Act, and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Small/Mid Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Small/Mid Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Small/Mid Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The Investor Class of the Laudus Rosenberg U.S. Discovery Fund has a higher expense ratio than the Institutional Class, and therefore if the returns of the Other Small/Mid Capitalization Accounts were adjusted for the fees and expenses of the Investor Class, they would be lower than those shown in the bar chart.

The bar chart and table below show:

   - CHANGES IN THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE; AND
   - HOW THE OTHER SMALL/MID CAPITALIZATION ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER SMALL/MID CAPITALIZATION ACCOUNT COMPOSITE COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

  YEARLY PERFORMANCE (%)--OTHER SMALL/MID CAPITALIZATION ACCOUNTS (ADJUSTED FOR
                 FEES AND NET EXPENSES OF INSTITUTIONAL SHARES+)

[CHART]

                               YEARLY PERFORMANCE

                         CALENDAR YEAR   ANNUAL RETURN (%)
                         1997                 32.96%
                         1998                  1.04%
                         1999                 21.33%
                         2000                 15.60%
                         2001                  9.27%
                         2002                 -7.16%
                         2003                 38.84%

----------
+ For the period January 1, 2004 through June 30, 2004, the aggregate (non-annualized) total return of the Other Small/Mid Capitalization Accounts was 5.96% (based on the fees and net expenses of Institutional Shares).

During all periods shown in the bar graph, the Other Small/Mid Capitalization Accounts' highest quarterly return was 19.14%, for the quarter ended 12/31/99, and their lowest quarterly return was -18.92%, for the quarter ended 9/30/98.

PERFORMANCE TABLE

This table shows how the Other Small/Mid Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)*

                                                                                                                      SINCE
                                                                                         PAST ONE     PAST FIVE     INCEPTION
                                                                                           YEAR         YEARS       (2/1/1996)
                                                                                        ----------    ----------    ----------
Other Small/Mid Capitalization Accounts (adjusted for the fees and expenses of
Institutional Shares)                                                                     38.84%        14.59%        16.11%
Other Small/Mid Capitalization Accounts (adjusted for the fees and expenses of
Investor Shares)                                                                          38.51%        14.31%        15.83%
Russell 2500(TM) Index**                                                                  45.51%         9.40%        11.17%

----------
 * All returns are stated before the imposition of taxes. After-tax returns would be lower than those shown.
** Reflects no deduction for fees, expenses or taxes. The Russell 2500(TM) Index measures the performance of the smallest 2500 securities in the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.) The Russell 2500(TM) Index represents approximately 17% of the Russell 3000(R) Index total market capitalization.

There has been one modification to AXA Rosenberg's small/mid capitalization accounts strategy since its inception in 1996. In October 1998, its predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite this enhancement to AXA Rosenberg's small/mid capitalization strategy, the Laudus Rosenberg U.S. Discovery Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Small/Mid Capitalization Accounts.

                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, AXA Rosenberg also attempts to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.

AXA Rosenberg's goal for each Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.

AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.

DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings--across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. The portfolio optimization system for the Long/Short Funds (with the exception of the Laudus Rosenberg Value Long/Short Equity Fund) also attempts to moderate the value orientations of those Funds. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

AXA Rosenberg's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades. In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance.

AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                            MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees oversees the general conduct of the Trust and the Funds.

Prior to January 30, 2004, AXA Rosenberg acted as investment adviser to the Funds. On January 30, 2004, the shareholders of each Fund approved certain changes to the advisory arrangements for the Funds that were previously approved by the Trust's Board of Trustees on November 3, 2003. A new Management Contract between CSIM and the Trust was approved on behalf of each Fund. In addition, a Subadviser Agreement among CSIM, AXA Rosenberg and the Trust on behalf of each Fund was approved. When these changes were implemented on January 30, 2004, CSIM replaced AXA Rosenberg as the Funds' investment adviser and AXA Rosenberg assumed the role of subadviser to the Funds.

In its new capacity as subadviser, AXA Rosenberg continues to provide day-to-day portfolio management services to the Funds, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions previously fulfilled by AXA Rosenberg, including managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees.

The Funds pay CSIM an advisory fee for these services on a monthly basis. CSIM--and not the Funds--pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

The table below compares the advisory fee payable to CSIM by each Fund to the fee previously paid by the Fund to AXA Rosenberg when it acted as investment adviser.

                                                                                     NEW                PREVIOUS
                                                                                  AGREEMENT             AGREEMENT
FUND                                                                                RATE*                 RATE
----                                                                     ----------------------------   ---------
Laudus Rosenberg U.S. Large Capitalization Fund                          1st $1 billion--0.75%            0.75%
                                                                         Over $1 billion--0.70%
                                                                         Over $2 billion--0.675%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                   1st $1 billion--0.75%            0.50%
                                                                         Over $1 billion--0.70%
                                                                         Over $2 billion--0.675%
Laudus Rosenberg U.S. Large Capitalization Value Fund                    1st $1 billion--0.75%              **
                                                                         Over $1 billion--0.70%
                                                                         Over $2 billion--0.675%
Laudus Rosenberg U.S. Discovery Fund                                     1st $1 billion--0.90%            0.90%
                                                                         Over $1 billion--0.85%
Laudus Rosenberg U.S. Small Capitalization Fund                          0.90%                            0.90%
Laudus Rosenberg International Equity Fund                               1st $1 billion--0.85%            0.85%
                                                                         Over $1 billion--0.80%
                                                                         Over $2 billion--0.775%
Laudus Rosenberg International Small Capitalization Fund                 1st $500 million--1.00%          1.00%
                                                                         Over $500 million--0.95%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund    1st $500 million--1.00%          1.00%
                                                                         Over $500 million--0.95%
Laudus Rosenberg U.S. Long/Short Equity Fund                             1st $500 million--1.25%          1.25%
                                                                         Over $500 million--1.20%
Laudus Rosenberg Global Long/Short Equity Fund                           1st $500 million--1.50%          1.50%
                                                                         Over $500 million--1.45%
Laudus Rosenberg Value Long/Short Equity Fund                            1st $500 million--1.50%          1.50%
                                                                         Over $500 million--1.45%

 * The advisory fee payable to CSIM varies based on fund assets.

** The Laudus Rosenberg U.S. Large Capitalization Value Fund was not organized while AXA Rosenberg acted as investment adviser.

The following table shows the advisory fees paid by the Funds to CSIM for the period January 31, 2004 to March 31, 2004, and what percentage of the average daily net assets of each such Fund those fees represent.

                                                                              NET       PERCENTAGE OF AVERAGE
FUND                                                                       FEES PAID      DAILY NET ASSETS
----                                                                     ------------   ---------------------
Laudus Rosenberg U.S. Large Capitalization Fund                          $     22,533            0.30%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                   $          0            0.00%
Laudus Rosenberg U.S. Discovery Fund                                     $    123,502            0.79%
Laudus Rosenberg U.S. Small Capitalization Fund*                         $  1,904,923            0.90%
Laudus Rosenberg International Equity Fund                               $          0            0.00%
Laudus Rosenberg International Small Capitalization Fund                 $    206,445            0.82%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund    $     25,235            0.54%
Laudus Rosenberg Global Long/Short Equity Fund                           $     11,476            0.33%
Laudus Rosenberg Value Long/Short Equity Fund                            $    302,263            1.47%

--------
* The Laudus Rosenberg U.S. Small Capitalization Fund was in a recoupment status during this period.

The following table shows the advisory fees paid by the Funds to AXA Rosenberg for the period April 1, 2003 to January 30, 2004, and what percentage of the average daily net assets of each such Fund those fees represent.


                                                                              NET       PERCENTAGE OF AVERAGE
FUND                                                                       FEES PAID      DAILY NET ASSETS
----                                                                     ------------   ---------------------
Laudus Rosenberg U.S. Large Capitalization Fund                          $     64,322            0.27%
Laudus Rosenberg U.S. Large Capitalization Growth Fund                   $          0            0.00%
Laudus Rosenberg U.S. Discovery Fund                                     $    210,512            0.50%
Laudus Rosenberg U.S. Small Capitalization Fund                          $  6,994,516            0.89%
Laudus Rosenberg International Equity Fund                               $          0            0.00%
Laudus Rosenberg International Small Capitalization Fund                 $    284,645            0.44%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund    $    186,092            0.61%
Laudus Rosenberg Global Long/Short Equity Fund                           $    155,345            0.83%
Laudus Rosenberg Value Long/Short Equity Fund                            $  1,374,144            1.37%

The Laudus Rosenberg U.S. Large Capitalization Value and U.S. Long/Short Equity Funds were not operational as of March 31, 2004. Management fees for the Funds represent 0.75% and 1.25% of the average daily net assets of each Fund, respectively, before waivers and reimbursements.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until March 31, 2007, to limit the total annual operating expenses of each Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by each Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

INVESTMENT ADVISER AND SUBADVISER

The investment adviser for the Funds is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds. As of June 30, 2004, CSIM managed 59 mutual funds and approximately $138 billion in assets.

AXA Rosenberg is the Funds' subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Variable Insurance Trust.

PORTFOLIO MANAGEMENT

The investment decisions for the Funds are guided by proprietary technology developed by AXA Rosenberg. A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for monitoring the recommendations that are generated by the investment model and for the day-to-day operations of the portfolio of each of the Funds.

INDEPENDENT TRUSTEES

Nils H. Hakansson, Mariann Byerwalter, and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.

NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Variable Insurance Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Variable Insurance Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.

Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to THE SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.

WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Variable Insurance Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.

Mr. Hasler is a Certified Public Accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.

INTERESTED TRUSTEE

Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.

JEFFREY M. LYONS. Mr. Lyons is President of the Active Trader Enterprise. He is also an Executive Vice President of Charles Schwab & Co. ("Schwab") and a member of the Executive Committee. He is responsible for CyberTrader(R), Schwab Signature Trading(TM), and Schwab Trader CT(TM) which provide services for customers who trade actively and want to manage their own investments. He was elected to the Board of Governors of the Investment Company Institute in 2003, and in 2004 he joined the Board of Trustees of the Laudus Trust and Laudus Variable Insurance Trust family of mutual funds. He served as a Trustee of the SchwabFunds family of mutual funds from 2001 to June 2004.

Before assuming his current responsibilities in July 2004, Mr. Lyons was Executive Vice President in charge of Schwab's Asset Management Products and Services Enterprise where he headed up Schwab's asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. Prior to that time, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations, and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from the University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.

DISTRIBUTOR

Institutional Shares, Adviser Shares (for the Laudus Rosenberg U.S. Small Capitalization Fund only) and Investor Shares of each Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

Solely for the purpose of compensating the Distributor (or arranging for another intermediary or agent to provide) for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust, such class is subject to an annual distribution and shareholder service fee (a "Distribution and Shareholder Service Fee") of up to 0.25% of each Fund's average daily net assets attributable thereto in accordance with a distribution and shareholder service plan (a "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Institutional and Adviser Shares of the Funds, as noted below, the Funds pay no fees to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan.

Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Investor Shares, printing of prospectuses and reports for other than existing Investor Class shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such persons. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Under a service plan (the "Service Plan") adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund (the Distributor or such other entity is referred to herein as a "Servicing Agent" in such capacity). The Service Plan provides for compensation up to 0.25% of the Adviser Shares' average daily net assets on an annual basis to be paid to servicing agents (the "Servicing Fees.") As described below, in the "Multiple Classes--Adviser Shares" section, a fee may be paid under this Service Plan.

CSIM may pay certain Shareholder Organizations for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, CSIM may pay certain Shareholder Organizations for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by the Funds or their shareholders and may be substantial.

                                MULTIPLE CLASSES

As indicated previously, the Funds other than the Laudus Rosenberg U.S. Small Capitalization Fund offer two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. The Laudus Rosenberg U.S. Small Capitalization Fund (currently closed to new investors) offers three classes of shares to investors: Institutional Shares, Investor Shares and Adviser Shares. The following table sets forth basic investment and fee information for each class.

                                                                                                     ANNUAL
                                                                                                   DISTRIBUTION
                                                                                                       AND
                                               MINIMUM FUND           SUBSEQUENT       ANNUAL      SHAREHOLDER
NAME OF CLASS                                  INVESTMENT*            INVESTMENT*   SERVICE FEE    SERVICE FEE
-------------                        ------------------------------   -----------   -----------    ------------
Institutional                        $ 50,000                                None       None           None
Adviser                              $100,000                         $     1,000       0.25%          None
Investor                             $  2,500 ($1,000 for IRAs and           None       None           0.25%
                                     educational accounts)

----------
* Certain exceptions apply. See "Institutional Shares" and "Investor Shares" below.

Please note that shareholder organizations (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

INSTITUTIONAL SHARES

Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Institutional Shares, an investor must make an initial investment of at least $50,000 in the particular Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. It also intends to waive the minimum investment for its employees, for the spouses, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust, CSIM or AXA Rosenberg and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

ADVISER SHARES

Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust's Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client's assets in the Laudus Rosenberg U.S. Small Capitalization Fund. In its sole discretion, CSIM may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees. However, under the terms of the Service Plan adopted by the Trust with respect to Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Trust is permitted to reimburse, out of the Adviser Class assets of the Laudus Rosenberg U.S. Small Capitalization Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers. In addition, the Trustees have authorized the Laudus Rosenberg U.S. Small Capitalization Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for sub-transfer services in connection with such shares.

INVESTOR SHARES

Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund, except that the minimum investment is $1,000 for individual retirement accounts and educational savings accounts. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM currently waives this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with a Fund to offer shares to their clients as part of various asset allocation programs. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of the Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% on an annual basis of the average daily net assets of that class. In addition, as described below, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see "Management of the Trust--Distributor").

GENERAL

Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                                PURCHASING SHARES

The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

The Laudus Rosenberg U.S. Small Capitalization Fund was closed to new investors effective October 15, 2003. Existing shareholders (including participants in 401(k) plans) may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Fund.

Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund. The Trust reserves the right at any time to modify the restrictions set forth above, including the suspension of all sales of all shares of the Laudus Rosenberg U.S. Small Capitalization Fund or the lifting of restrictions on different classes of investors and/or transactions.

If you deal directly with a Shareholder Organization, you will have to follow the Shareholder Organization's procedures for transacting with the Fund. For more information about how to purchase, sell, convert or exchange Fund shares through your Shareholder Organization, you should contact your Shareholder Organization directly.

INITIAL CASH INVESTMENTS BY WIRE

Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be faxed to the Trust on the day the wire is sent and must also be overnighted to the Trust at Laudus Trust, c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please call 1-800-447-3332 for details. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL

Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "Initial Cash Investments by Mail" (payable to Laudus Trust) or by wiring monies as noted under "Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to the close of the NYSE (generally 4:00 p.m., Eastern time) on the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, CSIM may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)
Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to CSIM and AXA Rosenberg's determination that the stocks to be exchanged are acceptable. Securities accepted in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

A Fund will not approve the acceptance of securities in exchange for Fund shares unless: (i) CSIM and AXA Rosenberg believe the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

OTHER PURCHASE INFORMATION

An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account or an account at a broker or other financial intermediary and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program making a minimum initial investment that satisfies the minimum investment amount for Investor Shares and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. Financial intermediaries may establish different minimum subsequent transaction amounts. You should contact the Trust or your Shareholder Organization for more information about the Laudus Funds Automatic Investment Program.

For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Transfer Agent. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before the close of the NYSE (generally 4:00 p.m., Eastern time) on that day. If the payment is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party checks, foreign checks, starter checks, credit card checks, travelers checks or money orders will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., Eastern time.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or a Fund. The Trust discourages market timing and maintains procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee. You may be subject to a fee of 2% if you redeem or exchange your shares within 30 days of purchase. See "Redeeming Shares." Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                         INDIVIDUAL RETIREMENT ACCOUNTS

Investor Shares of the Funds may be used to fund individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                                REDEEMING SHARES

Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption and on any expenses and charges attributable thereto. CSIM currently waives the application of the short-term redemption fee, discussed above in the "Purchasing Shares" section, for 401(a), 401(k), 457 and 403(b) retirement plans, as well as for certain wrap accounts.

As noted above in the "Purchasing Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to redeem Fund shares.

BY MAIL

The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds." Requests should be addressed to Laudus Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

To be in "good order," a request must include the following documentation:

      (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
      (b) any required signature guarantees; and
      (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE

Provided the telephone redemption option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on telephone redemptions will be suspended for a period typically expected not to exceed 10 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN

An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING

Shares redeemed or exchanged within 30 days of purchase will be subject to a fee of 2%, which is intended to limit short-term trading in the Funds, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Funds. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or a Fund. The Trust currently waives the redemption fee for retirement plans and wrap accounts. While the Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

FURTHER REDEMPTION INFORMATION

The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

If CSIM determines that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment wholly or partly in cash, such Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by such Fund. The Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of such Fund at the beginning of such period. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds." Securities distributed by a Fund in kind will be selected by AXA Rosenberg, under CSIM's supervision, in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the SEC for the protection of investors.

                        EXCHANGING AND CONVERTING SHARES

As noted above in the "Purchasing Shares" section, if you deal directly with a Shareholder Organization, you should contact your Shareholder Organization for more information about how to exchange or convert Fund shares. Upon request, and subject to certain limitations, shares of the Fund, including any class of shares, may be exchanged or converted into shares of any other series of the Trust or class. In order to convert your shares to another class of shares, you must satisfy the minimum requirements for the new class of shares. If you deal directly with a Shareholder Organization, please contact your Shareholder Organization to learn more about exchange and conversion or limitations that may apply. All other investors should contact the Trust at 1-800-447-3332. Although the Trust has no current intention of terminating or modifying either the exchange or conversion privileges, it reserves the right to do so at any time. An exchange of your shares for shares of another Laudus Fund is taxable as a sale of a security on which a gain or loss may be recognized. An exchange between classes within a Fund is not generally reported as a taxable event. Shareholders should receive written confirmation of an exchange or conversion within a few days of the completion of the transaction. A new account opened by exchange or conversion must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund.

EXCHANGE AND CONVERSION BY MAIL

To exchange or convert Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include:
(a) the investor's account number; (b) the class of shares to be exchanged or converted; (c) the Fund from and the Fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and
(e) the signatures of all registered owners or authorized parties.

EXCHANGE OR CONVERSION BY TELEPHONE

To exchange or convert Fund shares by telephone, to ask questions about the exchange or conversion privileges or to learn about what conditions and limitations may apply to the exchange and conversion privileges, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange or convert shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the Fund from which and the Fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Telephone exchanges or conversions are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

The Trust reserves the right to suspend or terminate the privilege of exchanging or converting shares of the Fund by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

In valuing its securities, the Trust uses market quotes if they are readily available. In cases where quotes are not readily available, or the Trust deems them unreliable, the Funds may value securities based on fair values developed using methods approved by the Trust's Board of Trustees.

                                  DISTRIBUTIONS

Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                      TAXES

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Each Fund will notify its shareholders as to what portion of Fund distributions are designated as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's return on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds may make various types of portfolio holdings information available to shareholders. Shareholders can learn more about the availability of portfolio holdings information by calling the Funds at 1-800-447-3332.

                                OTHER INFORMATION

Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies.

These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect (if presented net of the expense limitation).

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request. The Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Long/Short Equity Fund were not operational as of 3/31/04.

                                                                                     INVESTMENT ACTIVITIES
                                                                      -----------------------------------------------
                                                                                              NET
                                                          NET ASSET      NET                REALIZED
                                                            VALUE,    INVESTMENT         AND UNREALIZED    TOTAL FROM
                                                          BEGINNING    INCOME/           GAINS (LOSSES)    INVESTMENT
                                                          OF PERIOD    (LOSS)            ON INVESTMENTS    ACTIVITIES
                                                          ---------   ----------         --------------    ----------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $    8.28   $     0.06(7)      $         2.62    $     2.68
  June 19, 2002 to March 31, 2003(1)                          10.00         0.05(7)               (1.73)        (1.68)

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  For the Year Ended March 31, 2004                            5.95         0.06(7)                1.89          1.95
  For the Year Ended March 31, 2003                            7.77         0.07(7)               (1.83)        (1.76)
  For the Year Ended March 31, 2002                            7.70         0.06                   0.07          0.13
  June 7, 2000 to March 31, 2001(1)                           10.00         0.04                  (2.31)        (2.27)

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                            9.55         0.06(7)                5.26          5.32
  For the Year Ended March 31, 2003                           11.10         0.04(7)               (1.57)        (1.53)
  September 4, 2001 to March 31, 2002(1)                      10.00         0.02                   1.10          1.12

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            8.98         0.05                   5.03          5.08
  For the Year Ended March 31, 2003                           11.18         0.03(7)               (1.93)        (1.90)
  For the Year Ended March 31, 2002                            9.57         0.03(7)                2.17          2.20
  For the Year Ended March 31, 2001                           10.06         0.03(7)               (0.16)        (0.13)
  For the Year Ended March 31, 2000                            7.66           --                   2.40          2.40

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                            5.56         0.08(7)                2.90          2.98
  For the Year Ended March 31, 2003                            7.09         0.08(7)               (1.55)        (1.47)
  For the Year Ended March 31, 2002                            8.14         0.07(7)               (0.76)        (0.69)
  June 7, 2000 to March 31, 2001(1)                           10.00         0.28                  (2.14)        (1.86)

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            7.92         0.07(7)                6.04          6.11
  For the Year Ended March 31, 2003                            8.48         0.09(7)               (0.56)        (0.47)
  For the Year Ended March 31, 2002                            9.13         0.15(7)               (0.61)        (0.46)
  For the Year Ended March 31, 2001                           11.81         0.11                  (1.28)        (1.17)
  For the Year Ended March 31, 2000                            9.11         0.15                   2.74          2.89

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           11.51        (0.06)(7)              (0.65)        (0.71)
  For the Year Ended March 31, 2003                           10.22           --(7),(8)            1.31          1.31
  For the Year Ended March 31, 2002                            9.61         0.18(7)                0.69          0.87
  For the Year Ended March 31, 2001                           11.05         0.53(7)               (1.12)        (0.59)
  For the Year Ended March 31, 2000                           10.46         0.44                   0.57          1.01

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           11.87        (0.12)(7)               0.45         (0.57)
  For the Year Ended March 31, 2003                           10.15        (0.03)(7)               1.73          1.70
  For the Year Ended March 31, 2002                            9.43         0.16                   0.96          1.12
  September 29, 2000 to March 31, 2001(1)                     10.00         0.22                  (0.58)        (0.36)

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           10.48        (0.05)(7)              (0.56)        (0.61)
  For the Year Ended March 31, 2003                            8.96        (0.02)(7)               1.54          1.52
  For the Year Ended March 31, 2002                            8.11         0.13(7)                0.94          1.07
  For the Year Ended March 31, 2001                            7.42         0.34(7)                0.78          1.12
  For the Year Ended March 31, 2000                            8.99         0.34                  (1.58)        (1.24)

                                                                        LESS DIVIDENDS FROM
                                                          --------------------------------------------
                                                             NET        NET REALIZED
                                                          INVESTMENT      GAINS ON            TOTAL
                                                            INCOME      INVESTMENTS      DISTRIBUTIONS
                                                          ----------    ------------     --------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $    (0.04)   $         --     $       (0.04)
  June 19, 2002 to March 31, 2003(1)                           (0.04)             --             (0.04)

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  For the Year Ended March 31, 2004                            (0.06)             --             (0.06)
  For the Year Ended March 31, 2003                            (0.06)             --             (0.06)
  For the Year Ended March 31, 2002                            (0.06)             --             (0.06)
  June 7, 2000 to March 31, 2001(1)                            (0.03)             --             (0.03)

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                            (0.04)          (0.12)            (0.16)
  For the Year Ended March 31, 2003                            (0.02)             --             (0.02)
  September 4, 2001 to March 31, 2002(1)                       (0.02)             --             (0.02)

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            (0.04)          (0.20)            (0.24)
  For the Year Ended March 31, 2003                            (0.03)          (0.27)            (0.30)
  For the Year Ended March 31, 2002                            (0.04)          (0.55)            (0.59)
  For the Year Ended March 31, 2001                            (0.03)          (0.33)            (0.36)
  For the Year Ended March 31, 2000                               --(8)           --                --

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                            (0.08)             --             (0.08)
  For the Year Ended March 31, 2003                            (0.07)             --             (0.07)
  For the Year Ended March 31, 2002                            (0.36)             --             (0.36)
  June 7, 2000 to March 31, 2001(1)                               --              --                --

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            (0.09)             --             (0.09)
  For the Year Ended March 31, 2003                            (0.11)             --             (0.11)
  For the Year Ended March 31, 2002                            (0.19)             --(8)          (0.19)
  For the Year Ended March 31, 2001                            (0.16)          (1.35)            (1.51)
  For the Year Ended March 31, 2000                            (0.19)             --             (0.19)

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --              --                --
  For the Year Ended March 31, 2003                            (0.03)             --             (0.03)
  For the Year Ended March 31, 2002                            (0.26)             --             (0.26)
  For the Year Ended March 31, 2001                            (0.85)             --             (0.85)
  For the Year Ended March 31, 2000                            (0.42)             --             (0.42)

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --              --                --
  For the Year Ended March 31, 2003                               --              --                --
  For the Year Ended March 31, 2002                            (0.40)             --             (0.40)
  September 29, 2000 to March 31, 2001(1)                      (0.11)          (0.10)            (0.21)

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --              --                --
  For the Year Ended March 31, 2003                               --              --                --
  For the Year Ended March 31, 2002                            (0.22)             --             (0.22)
  For the Year Ended March 31, 2001                            (0.43)             --             (0.43)
  For the Year Ended March 31, 2000                            (0.33)             --             (0.33)

----------
(1)  From commencement of operations.
(2)  Formerly known as Laudus Rosenberg Enhanced 500 Fund.
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.
(5)  Includes dividend expense on Short Sales.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)  Calculated based on the average shares outstanding during the period.
(8)  Amount less than $0.005.

                                                                        NET ASSET
                                                                          VALUE,
                                                          REDEMPTION      END OF     TOTAL
                                                             FEES         PERIOD   RETURN(3)
                                                          ----------    ---------  ---------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $       --(8) $   10.92      32.33%
  June 19, 2002 to March 31, 2003(1)                              --         8.28     (16.78)

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  For the Year Ended March 31, 2004                               --(8)      7.84      32.84
  For the Year Ended March 31, 2003                               --         5.95     (22.68)
  For the Year Ended March 31, 2002                               --         7.77       1.69
  June 7, 2000 to March 31, 2001(1)                               --         7.70     (22.71)

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                               --(8)     14.71      55.90
  For the Year Ended March 31, 2003                               --         9.55     (13.83)
  September 4, 2001 to March 31, 2002(1)                          --        11.10      11.25

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               --(8)     13.82      56.83
  For the Year Ended March 31, 2003                               --         8.98     (17.10)
  For the Year Ended March 31, 2002                               --        11.18      23.92
  For the Year Ended March 31, 2001                               --         9.57      (1.26)
  For the Year Ended March 31, 2000                               --        10.06      31.36

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                             0.01         8.46      53.81
  For the Year Ended March 31, 2003                             0.01         5.56     (20.66)
  For the Year Ended March 31, 2002                               --         7.09      (8.36)
  June 7, 2000 to March 31, 2001(1)                               --         8.14     (18.50)

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               --(8)     13.94      77.37
  For the Year Ended March 31, 2003                             0.02         7.92      (5.36)
  For the Year Ended March 31, 2002                               --         8.48      (4.80)
  For the Year Ended March 31, 2001                               --         9.13     (10.78)
  For the Year Ended March 31, 2000                               --        11.81      32.04

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)     10.80      (6.17)
  For the Year Ended March 31, 2003                             0.01        11.51      12.90
  For the Year Ended March 31, 2002                               --        10.22       9.20
  For the Year Ended March 31, 2001                               --         9.61      (4.79)
  For the Year Ended March 31, 2000                               --        11.05       9.82

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)     11.30      (4.80)
  For the Year Ended March 31, 2003                             0.02        11.87      16.95
  For the Year Ended March 31, 2002                               --        10.15      12.21
  September 29, 2000 to March 31, 2001(1)                         --         9.43      (3.56)

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)      9.87      (5.82)
  For the Year Ended March 31, 2003                               --        10.48      16.96
  For the Year Ended March 31, 2002                               --         8.96      13.53
  For the Year Ended March 31, 2001                               --         8.11      15.96
  For the Year Ended March 31, 2000                               --         7.42     (14.13)

                                                                            RATIOS/SUPPLEMENTAL DATA
                                                          -------------------------------------------------------
                                                          NET ASSETS,    NET INVESTMENT
                                                             END OF       INCOME/(LOSS)           EXPENSES
                                                             PERIOD      NET OF WAIVERS/       BEFORE WAIVERS/
                                                            (000'S)     REIMBURSEMENTS(4)   REIMBURSEMENTS(4),(5)
                                                          -----------   -----------------   ---------------------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $    44,301                0.62%                   1.47%
  June 19, 2002 to March 31, 2003(1)                           14,479                0.80                    2.73

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  For the Year Ended March 31, 2004                             5,006                0.80                    2.59
  For the Year Ended March 31, 2003                             3,418                1.03                    4.55
  For the Year Ended March 31, 2002                             4,297                0.76                    3.81
  June 7, 2000 to March 31, 2001(1)                             3,910                0.59                    2.90

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                            98,077                0.49                    1.46
  For the Year Ended March 31, 2003                            18,589                0.38                    3.71
  September 4, 2001 to March 31, 2002(1)                        2,980                0.38                    9.02

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                           954,275                0.45                    1.11
  For the Year Ended March 31, 2003                           487,020                0.33                    1.29
  For the Year Ended March 31, 2002                           482,205                0.33                    1.29
  For the Year Ended March 31, 2001                           408,148                0.26                    1.25
  For the Year Ended March 31, 2000                           447,879                0.02                    1.23

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                             9,914                1.12                    4.32
  For the Year Ended March 31, 2003                             6,368                1.24                    5.30
  For the Year Ended March 31, 2002                             7,882                0.94                    4.13
  June 7, 2000 to March 31, 2001(1)                             9,071                4.20                    3.48

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            70,382                0.65                    1.94
  For the Year Ended March 31, 2003                            20,562                1.09                    2.60
  For the Year Ended March 31, 2002                            28,027                1.71                    2.24
  For the Year Ended March 31, 2001                            41,951                0.99                    1.93
  For the Year Ended March 31, 2000                            44,628                1.43                    1.96

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                            20,404               (0.57)                   3.22
  For the Year Ended March 31, 2003                            26,736                0.01                    3.59
  For the Year Ended March 31, 2002                            10,037                1.87                    2.84
  For the Year Ended March 31, 2001                            11,855                5.19                    2.67
  For the Year Ended March 31, 2000                            27,835                3.99                    2.81

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                            12,527               (1.11)                   3.57
  For the Year Ended March 31, 2003                            13,491               (0.28)                   4.04
  For the Year Ended March 31, 2002                            10,514                1.67                    3.19
  September 29, 2000 to March 31, 2001(1)                      14,924                4.59                    3.19

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                            95,541               (0.46)                   2.88
  For the Year Ended March 31, 2003                            92,356               (0.15)                   2.72
  For the Year Ended March 31, 2002                            69,629                1.61                    2.49
  For the Year Ended March 31, 2001                            61,923                4.56                    3.05
  For the Year Ended March 31, 2000                            74,401                2.82                    3.40

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                          -----------------------------------------------------
                                                                                        EXPENSES
                                                                                  (EXCLUDING DIVIDEND
                                                                 EXPENSES               EXPENSE)        PORTFOLIO
                                                              NET OF WAIVERS/       NET OF WAIVERS/     TURNOVER
                                                          REIMBURSEMENTS(4),(5)    REIMBURSEMENTS(4)     RATE(6)
                                                          ---------------------   -------------------   ---------
INSTITUTIONAL SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.00%                 1.00%     141.50%
  June 19, 2002 to March 31, 2003(1)                                       0.99                  0.99      100.79

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  For the Year Ended March 31, 2004                                        0.80                  0.80      177.43
  For the Year Ended March 31, 2003                                        0.75                  0.75       68.73
  For the Year Ended March 31, 2002                                        0.75                  0.75      111.54
  June 7, 2000 to March 31, 2001(1)                                        0.75                  0.75       88.81

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                                        1.14                  1.14       93.08
  For the Year Ended March 31, 2003                                        1.15                  1.15       98.65
  September 4, 2001 to March 31, 2002(1)                                   1.15                  1.15       78.02

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.13                  1.13       75.65
  For the Year Ended March 31, 2003                                        1.15                  1.15       70.83
  For the Year Ended March 31, 2002                                        1.15                  1.15      101.08
  For the Year Ended March 31, 2001                                        1.15                  1.15      128.79
  For the Year Ended March 31, 2000                                        1.15                  1.15      141.78

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                                        1.35                  1.35      107.02
  For the Year Ended March 31, 2003                                        1.35                  1.35      138.85
  For the Year Ended March 31, 2002                                        1.35                  1.35      132.84
  June 7, 2000 to March 31, 2001(1)                                        1.35                  1.35       86.18

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.47                  1.47      102.50
  For the Year Ended March 31, 2003                                        1.50                  1.50      129.34
  For the Year Ended March 31, 2002                                        1.50                  1.50      147.52
  For the Year Ended March 31, 2001                                        1.50                  1.50      148.53
  For the Year Ended March 31, 2000                                        1.50                  1.50      148.72

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        2.82                  1.25      189.35
  For the Year Ended March 31, 2003                                        2.67                  1.25      185.66
  For the Year Ended March 31, 2002                                        1.95                  1.25      313.22
  For the Year Ended March 31, 2001                                        2.12                  1.25      399.02
  For the Year Ended March 31, 2000                                        2.27                  1.25      368.26

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        2.78                  1.81      175.85
  For the Year Ended March 31, 2003                                        2.50                  1.50      189.09
  For the Year Ended March 31, 2002                                        1.93                  1.50      231.34
  September 29, 2000 to March 31, 2001(1)                                  2.15                  1.50      216.10

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        2.77                  1.75       76.36
  For the Year Ended March 31, 2003                                        2.42                  1.74      209.95
  For the Year Ended March 31, 2002                                        2.18                  1.75      126.45
  For the Year Ended March 31, 2001                                        2.72                  1.84      129.80
  For the Year Ended March 31, 2000                                        3.04                  2.00      139.22

                                                                                 INVESTMENT ACTIVITIES
                                                                     ---------------------------------------------
                                                                                             NET
                                                          NET ASSET     NET                REALIZED
                                                            VALUE,   INVESTMENT         AND UNREALIZED  TOTAL FROM
                                                          BEGINNING    INCOME/          GAINS (LOSSES)  INVESTMENT
                                                          OF PERIOD    (LOSS)           ON INVESTMENTS  ACTIVITIES
                                                          ---------  ----------         --------------  ----------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $    8.91  $     0.02         $         5.00   $    5.02
  For the Year Ended March 31, 2003                           11.12        0.01(7)               (1.93)      (1.92)
  For the Year Ended March 31, 2002                            9.53          --(7)                2.17        2.17
  For the Year Ended March 31, 2001                           10.02        0.01(7)               (0.16)      (0.15)
  For the Year Ended March 31, 2000                            7.65          --                   2.37        2.37

INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            8.31       (0.02)(7)               2.63        2.65
  July 31, 2002 to March 31, 2003(1)                           8.88        0.05(7)               (0.62)      (0.57)

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  August 15, 2003 to March 31, 2004(1)                         6.95        0.09(7)                0.92        1.01

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                            9.53        0.01(7)                5.24        5.25
  For the Year Ended March 31, 2003                           11.08        0.02(7)               (1.57)      (1.55)
  October 3, 2001 to March 31, 2002(1)                         9.38          --                   1.72        1.72

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            8.88        0.01                   4.98        4.99
  For the Year Ended March 31, 2003                           11.08          --(7),(8)           (1.92)      (1.92)
  For the Year Ended March 31, 2002                            9.50          --(7)                2.15        2.15
  For the Year Ended March 31, 2001                           10.00       (0.01)(7)              (0.14)      (0.15)
  For the Year Ended March 31, 2000                            7.63          --                   2.37        2.37

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                            5.57        0.03(7)                2.95        2.98
  For the Year Ended March 31, 2003                            7.05        0.07(7)               (1.54)      (1.47)
  For the Year Ended March 31, 2002                            8.13        0.05(7)               (0.78)      (0.73)
  December 5, 2000 to March 31, 2001(1)                        8.98        0.27                  (1.12)      (0.85)

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            7.87        0.03(7)                6.01        6.04
  For the Year Ended March 31, 2003                            8.43        0.08(7)               (0.57)      (0.49)
  For the Year Ended March 31, 2002                            9.09        0.07(7)               (0.55)      (0.48)
  For the Year Ended March 31, 2001                           11.77        0.08                  (1.29)      (1.21)
  For the Year Ended March 31, 2000                            9.10        0.13                   2.71        2.84

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           11.61       (0.10)(7)              (0.65)      (0.75)
  For the Year Ended March 31, 2003                           10.34       (0.05)(7)               1.33        1.28
  For the Year Ended March 31, 2002                            9.73        0.10(7)                0.76        0.86
  For the Year Ended March 31, 2001                           10.99        0.50(7)               (1.10)      (0.60)
  For the Year Ended March 31, 2000                           10.43        0.43                   0.53        0.96

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           11.81       (0.17)(7)              (0.43)      (0.60)
  For the Year Ended March 31, 2003                           10.13       (0.09)(7)               1.75        1.66
  August 23, 2001 to March 31, 2002(1)                        10.19        0.01(7)                0.32        0.33

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                           10.43       (0.09)(7)              (0.53)      (0.62)
  For the Year Ended March 31, 2003                            8.95       (0.05)(7)               1.53        1.48
  For the Year Ended March 31, 2002                            8.10        0.09(7)                0.96        1.05
  For the Year Ended March 31, 2001                            7.41        0.31(7)                0.78        1.09
  For the Year Ended March 31, 2000                            8.98        0.32                  (1.59)      (1.27)

                                                                     LESS DIVIDENDS FROM
                                                          ------------------------------------------
                                                             NET      NET REALIZED
                                                          INVESTMENT    GAINS ON           TOTAL
                                                            INCOME    INVESTMENTS      DISTRIBUTIONS
                                                          --------    ------------     -------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $  (0.02)   $      (0.20)    $       (0.22)
  For the Year Ended March 31, 2003                          (0.02)          (0.27)            (0.29)
  For the Year Ended March 31, 2002                          (0.03)          (0.55)            (0.58)
  For the Year Ended March 31, 2001                          (0.01)          (0.33)            (0.34)
  For the Year Ended March 31, 2000                             --(8)           --                --

INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                             --              --                --
  July 31, 2002 to March 31, 2003(1)                            --              --                --

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  August 15, 2003 to March 31, 2004(1)                       (0.04)             --             (0.04)

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                             --           (0.12)            (0.12)
  For the Year Ended March 31, 2003                             --              --                --
  October 3, 2001 to March 31, 2002(1)                       (0.02)             --             (0.02)

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                          (0.02)          (0.20)            (0.22)
  For the Year Ended March 31, 2003                          (0.01)          (0.27)            (0.28)
  For the Year Ended March 31, 2002                          (0.02)          (0.55)            (0.57)
  For the Year Ended March 31, 2001                          (0.02)          (0.33)            (0.35)
  For the Year Ended March 31, 2000                             --              --                --

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                          (0.08)             --             (0.08)
  For the Year Ended March 31, 2003                          (0.02)             --             (0.02)
  For the Year Ended March 31, 2002                          (0.35)             --             (0.35)
  December 5, 2000 to March 31, 2001(1)                         --              --                --

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                          (0.08)             --             (0.08)
  For the Year Ended March 31, 2003                          (0.09)             --             (0.09)
  For the Year Ended March 31, 2002                          (0.18)             --(8)          (0.18)
  For the Year Ended March 31, 2001                          (0.12)          (1.35)            (1.47)
  For the Year Ended March 31, 2000                          (0.17)             --             (0.17)

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                             --              --                --
  For the Year Ended March 31, 2003                          (0.02)             --             (0.02)
  For the Year Ended March 31, 2002                          (0.25)             --             (0.25)
  For the Year Ended March 31, 2001                          (0.66)             --             (0.66)
  For the Year Ended March 31, 2000                          (0.40)             --             (0.40)

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                             --              --                --
  For the Year Ended March 31, 2003                             --              --                --
  August 23, 2001 to March 31, 2002(1)                       (0.39)             --             (0.39)

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                             --              --                --
  For the Year Ended March 31, 2003                             --              --                --
  For the Year Ended March 31, 2002                          (0.20)             --             (0.20)
  For the Year Ended March 31, 2001                          (0.40)             --             (0.40)
  For the Year Ended March 31, 2000                          (0.30)             --             (0.30)

----------
(1)  From commencement of operations.
(2)  Formerly known as Laudus Rosenberg Enhanced 500 Fund.
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.
(5)  Includes dividend expense on Short Sales.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)  Calculated based on the average shares outstanding during the period.
(8)  Amount less than $0.005.

                                                                          NET ASSET
                                                                            VALUE,
                                                          REDEMPTION        END OF      TOTAL
                                                             FEES           PERIOD    RETURN(3)
                                                          ----------      ---------   ---------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $       --(8)   $   13.71       56.53%
  For the Year Ended March 31, 2003                               --           8.91      (17.35)
  For the Year Ended March 31, 2002                               --          11.12       23.61
  For the Year Ended March 31, 2001                               --           9.53       (1.43)
  For the Year Ended March 31, 2000                               --          10.02       31.00

INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               --(8)       10.96       31.89
  July 31, 2002 to March 31, 2003(1)                              --           8.31       (6.42)

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  August 15, 2003 to March 31, 2004(1)                            --(8)        7.92       14.50

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                               --(8)       14.66       55.22
  For the Year Ended March 31, 2003                               --           9.53      (13.99)
  October 3, 2001 to March 31, 2002(1)                            --          11.08       18.34

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               --(8)       13.65       56.40
  For the Year Ended March 31, 2003                               --           8.88      (17.42)
  For the Year Ended March 31, 2002                               --          11.08       23.50
  For the Year Ended March 31, 2001                               --           9.50       (1.52)
  For the Year Ended March 31, 2000                               --          10.00       31.06

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                             0.02           8.47       53.61
  For the Year Ended March 31, 2003                             0.01           5.57      (20.73)
  For the Year Ended March 31, 2002                               --           7.05       (8.83)
  December 5, 2000 to March 31, 2001(1)                           --           8.13       (9.47)

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               --(8)       13.83       76.91
  For the Year Ended March 31, 2003                             0.02           7.87       (5.53)
  For the Year Ended March 31, 2002                               --           8.43       (5.08)
  For the Year Ended March 31, 2001                               --           9.09      (11.08)
  For the Year Ended March 31, 2000                               --          11.77       31.47

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)       10.86       (6.46)
  For the Year Ended March 31, 2003                             0.01          11.61       12.49
  For the Year Ended March 31, 2002                               --          10.34        8.96
  For the Year Ended March 31, 2001                               --           9.73       (5.06)
  For the Year Ended March 31, 2000                               --          10.99        9.39

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)       11.21       (5.08)
  For the Year Ended March 31, 2003                             0.02          11.81       16.58
  August 23, 2001 to March 31, 2002(1)                            --          10.13        3.58

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                               --(8)        9.81       (5.94)
  For the Year Ended March 31, 2003                               --          10.43       16.54
  For the Year Ended March 31, 2002                               --           8.95       13.24
  For the Year Ended March 31, 2001                               --           8.10       15.49
  For the Year Ended March 31, 2000                               --           7.41      (14.41)

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                          --------------------------------------------------------
                                                          NET ASSETS,     NET INVESTMENT
                                                             END OF       INCOME/(LOSS)            EXPENSES
                                                             PERIOD       NET OF WAIVERS/       BEFORE WAIVERS/
                                                            (000'S)     REIMBURSEMENTS(4)    REIMBURSEMENTS(4),(5)
                                                          -----------   -----------------    ---------------------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                       $    44,059                0.19%                    1.37%
  For the Year Ended March 31, 2003                            25,973                0.07                     1.54
  For the Year Ended March 31, 2002                            17,695                0.05                     1.53
  For the Year Ended March 31, 2001                             8,137                0.07                     1.45
  For the Year Ended March 31, 2000                             7,884               (0.16)                    1.39

INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                               590                0.24                     1.51
  July 31, 2002 to March 31, 2003(1)                              666                0.87                     3.05

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  August 15, 2003 to March 31, 2004(1)                          1,479                1.12                     2.72

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                             2,581                0.04                     1.63
  For the Year Ended March 31, 2003                               104                0.20                     6.18
  October 3, 2001 to March 31, 2002(1)                             98                0.03                    10.26

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                           272,481                0.11                     1.45
  For the Year Ended March 31, 2003                           136,293               (0.02)                    1.63
  For the Year Ended March 31, 2002                           108,449               (0.05)                    1.65
  For the Year Ended March 31, 2001                            65,217               (0.13)                    1.53
  For the Year Ended March 31, 2000                            11,400               (0.13)                    1.50

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                             2,881                0.45                     4.46
  For the Year Ended March 31, 2003                                17                1.06                     5.27
  For the Year Ended March 31, 2002                                18                0.64                     4.27
  December 5, 2000 to March 31, 2001(1)                            24               25.10                     4.09

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                            82,780                0.28                     2.18
  For the Year Ended March 31, 2003                            16,834                0.99                     2.93
  For the Year Ended March 31, 2002                             6,334                0.79                     2.67
  For the Year Ended March 31, 2001                             1,731                0.67                     2.24
  For the Year Ended March 31, 2000                             1,650                1.14                     2.28

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                             8,693               (0.93)                    3.51
  For the Year Ended March 31, 2003                            16,251               (0.45)                    3.91
  For the Year Ended March 31, 2002                               471                0.99                     3.42
  For the Year Ended March 31, 2001                                24                4.90                     2.96
  For the Year Ended March 31, 2000                               904                3.72                     3.11

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                             8,533               (1.50)                    3.89
  For the Year Ended March 31, 2003                             9,474               (0.80)                    4.42
  August 23, 2001 to March 31, 2002(1)                              7                0.22                     4.43

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                            34,081               (0.90)                    3.18
  For the Year Ended March 31, 2003                            38,473               (0.43)                    2.97
  For the Year Ended March 31, 2002                             5,355                1.05                     2.79
  For the Year Ended March 31, 2001                             3,952                4.23                     3.37
  For the Year Ended March 31, 2000                             6,155                2.36                     3.70

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                          -----------------------------------------------------
                                                                                       EXPENSES
                                                                                  (EXCLUDING DIVIDEND
                                                                 EXPENSES               EXPENSE)         PORTFOLIO
                                                             NET OF WAIVERS/        NET OF WAIVERS/      TURNOVER
                                                          REIMBURSEMENTS(4),(5)    REIMBURSEMENTS(4)      RATE(6)
                                                          ---------------------   -------------------   ----------
ADVISER SHARES
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.40%               1.40%      75.65%
  For the Year Ended March 31, 2003                                        1.40                1.40       70.83
  For the Year Ended March 31, 2002                                        1.39                1.39      101.08
  For the Year Ended March 31, 2001                                        1.35                1.35      128.79
  For the Year Ended March 31, 2000                                        1.31                1.31      141.78

INVESTOR SHARES
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.25                1.25      141.50
  July 31, 2002 to March 31, 2003(1)                                       1.25                1.25      100.79

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
  GROWTH FUND(2)
  August 15, 2003 to March 31, 2004(1)                                     1.11                1.39      177.43

LAUDUS ROSENBERG U.S. DISCOVERY FUND
  For the Year Ended March 31, 2004                                        1.40                1.40       93.08
  For the Year Ended March 31, 2003                                        1.40                1.40       98.65
  October 3, 2001 to March 31, 2002(1)                                     1.40                1.40       78.02

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.47                1.47       75.65
  For the Year Ended March 31, 2003                                        1.49                1.49       70.83
  For the Year Ended March 31, 2002                                        1.51                1.51      101.08
  For the Year Ended March 31, 2001                                        1.43                1.43      128.79
  For the Year Ended March 31, 2000                                        1.28                1.28      141.78

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
  For the Year Ended March 31, 2004                                        1.59                1.59      107.02
  For the Year Ended March 31, 2003                                        1.60                1.60      138.85
  For the Year Ended March 31, 2002                                        1.60                1.60      132.84
  December 5, 2000 to March 31, 2001(1)                                    1.60                1.60       86.18

LAUDUS ROSENBERG INTERNATIONAL
  SMALL CAPITALIZATION FUND
  For the Year Ended March 31, 2004                                        1.75                1.75      102.50
  For the Year Ended March 31, 2003                                        1.78                1.78      129.34
  For the Year Ended March 31, 2002                                        1.78                1.78      147.52
  For the Year Ended March 31, 2001                                        1.81                1.81      148.53
  For the Year Ended March 31, 2000                                        1.81                1.81      148.72

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        3.12                1.55      189.35
  For the Year Ended March 31, 2003                                        3.07                1.54      185.66
  For the Year Ended March 31, 2002                                        2.42                1.56      313.22
  For the Year Ended March 31, 2001                                        2.41                1.54      399.02
  For the Year Ended March 31, 2000                                        2.55                1.52      368.26

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        3.11                2.14      175.85
  For the Year Ended March 31, 2003                                        2.92                1.80      189.09
  August 23, 2001 to March 31, 2002(1)                                     2.34                1.75      231.34

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND
  For the Year Ended March 31, 2004                                        3.06                2.05       76.36
  For the Year Ended March 31, 2003                                        2.69                2.02      209.95
  For the Year Ended March 31, 2002                                        2.48                2.04      126.45
  For the Year Ended March 31, 2001                                        3.04                2.16      129.80
  For the Year Ended March 31, 2000                                        3.35                2.29      139.22

                                       55
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NOTICE OF PRIVACY POLICY AND PRACTICES
Laudus Trust, on behalf of Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, Laudus Rosenberg Value Long/Short Equity Fund (collectively, the "Funds") recognizes and respects the privacy expectations of its clients. The Trust provides this notice to you so that you will know what kinds of information it collects about its clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION
The Trust collects nonpublic personal information about its clients from the following sources:
- ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number and information about a client's investment goals and risk tolerance;
- ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and
- CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION
The Trust may disclose the client information it collects to third parties that are not affiliated with the Funds:
- as permitted by law--for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and
- to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Laudus Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' subadviser or Charles Schwab Investment Management, Inc., the adviser to the Funds.

SECURITY OF CLIENT INFORMATION
The Trust requires service providers to the Funds:
- to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and
- to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.
The Trust adheres to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

[LAUDUS FUNDS(TM) LOGO]

                                                         COMMAND PERFORMANCE(TM)

FOR MORE INFORMATION ABOUT THE FUNDS:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional information about the Funds. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov.

You can get free copies of the SAI and the Annual and Semi-Annual Reports, request other information about the Funds or make shareholder inquiries by contacting the Funds at:

Laudus Trust
3435 Stelzer Road
Columbus, Ohio 43219
1.866.452.8387 Institutional Shares
1.866.452.8387 Registered Investment Professionals
1.800.447.3332 Investor and Adviser Shares

ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

SUBADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103


Investment Company Act File No. 811-5547
REG26642-01 (5/2005)